Equity - Schedule of Capital Surplus (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Arising from issuance of new share capital	$ 108,800,191	$ 105,143,362	$ 78,384,290
Arising from employee share options	6,274,591	6,316,310	5,898,391
Changes in percentage of ownership interests in subsidiary	1,376,349
Equity component of long-term debt (Note 14)	44,579
Total	$ 116,495,710	$ 111,459,672	$ 84,282,681